Deferred Tax Assets and Liabilities - Deferred Tax Assets and Liabilities Recognized and Movements During the Period (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 28,832	¥ 30,126
(Charged)/ credited to profit or loss	1,916	(1,274)
(Charged)/ credited to other comprehensive income	(1)		¥ 2
Exchange differences	(11)	(20)
Ending balance	31,240	28,832	30,126
Increase/(decrease) due to changes in accounting policy required by IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	504
Ending balance		504
As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	29,336
Ending balance		29,336
Deferred tax asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	29,654	30,488
(Charged)/ credited to profit or loss	2,487	(834)
(Charged)/ credited to other comprehensive income	(1)
Ending balance	32,628	29,654	30,488
Deferred tax asset [member] | Increase/(decrease) due to changes in accounting policy required by IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	488
Ending balance		488
Deferred tax asset [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	30,142
Ending balance		30,142
Deferred tax asset [member] | Write-down of obsolete inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	75	120
(Charged)/ credited to profit or loss	(62)	(45)
Ending balance	13	75	120
Deferred tax asset [member] | Write-down of obsolete inventories [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	75
Ending balance		75
Deferred tax asset [member] | Depreciation, write-off and impairment of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,289	7,082
(Charged)/ credited to profit or loss	833	(1,793)
Ending balance	6,122	5,289	7,082
Deferred tax asset [member] | Depreciation, write-off and impairment of property, plant and equipment [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,289
Ending balance		5,289
Deferred tax asset [member] | Accrued expenses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	17,715	18,934
(Charged)/ credited to profit or loss	1,003	(1,219)
Ending balance	18,718	17,715	18,934
Deferred tax asset [member] | Accrued expenses and others [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	17,715
Ending balance		17,715
Deferred tax asset [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,784	5,943
(Charged)/ credited to profit or loss	(299)	(159)
Ending balance	5,485	5,784	5,943
Deferred tax asset [member] | Deferred revenue from Reward Program [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,784
Ending balance		5,784
Deferred tax asset [member] | Credit impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,458	1,294
(Charged)/ credited to profit or loss	179	164
Ending balance	1,637	1,458	1,294
Deferred tax asset [member] | Credit impairment losses [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,458
Ending balance		1,458
Deferred tax asset [member] | Recognition of right-of-use assets and lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/ credited to profit or loss	281
Ending balance	769
Deferred tax asset [member] | Recognition of right-of-use assets and lease liabilities [member] | Increase/(decrease) due to changes in accounting policy required by IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	488
Ending balance		488
Deferred tax asset [member] | Recognition of right-of-use assets and lease liabilities [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	488
Ending balance		488
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)	(6)
(Charged)/ credited to other comprehensive income	(1)
Ending balance	(7)	(6)	(6)
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)
Ending balance		(6)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(661)	(2,879)
(Charged)/ credited to profit or loss	552	2,218
Ending balance	(109)	(661)	(2,879)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(661)
Ending balance		(661)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(822)	(362)
(Charged)/ credited to profit or loss	(571)	(440)
Exchange differences	(11)	(20)
Ending balance	(1,388)	(822)	(362)
Deferred tax liabilities [member] | Increase/(decrease) due to changes in accounting policy required by IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	16
Ending balance		16
Deferred tax liabilities [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(806)
Ending balance		(806)
Deferred tax liabilities [member] | Accrued expenses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	138
(Charged)/ credited to profit or loss	427
Exchange differences	2
Ending balance	567	138
Deferred tax liabilities [member] | Accrued expenses and others [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	138
Ending balance		138
Deferred tax liabilities [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	157
(Charged)/ credited to profit or loss	109
Ending balance	266	157
Deferred tax liabilities [member] | Deferred revenue from Reward Program [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	157
Ending balance		157
Deferred tax liabilities [member] | Recognition of right-of-use assets and lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/ credited to profit or loss	45
Ending balance	61
Deferred tax liabilities [member] | Recognition of right-of-use assets and lease liabilities [member] | Increase/(decrease) due to changes in accounting policy required by IFRS 16 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	16
Ending balance		16
Deferred tax liabilities [member] | Recognition of right-of-use assets and lease liabilities [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	16
Ending balance		16
Deferred tax liabilities [member] | Depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,117)	(362)
(Charged)/ credited to profit or loss	(1,152)	(736)
Exchange differences	(13)	(19)
Ending balance	(2,282)	(1,117)	¥ (362)
Deferred tax liabilities [member] | Depreciation of property, plant and equipment [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,117)
Ending balance		(1,117)
Deferred tax liabilities [member] | Deferred tax liabilities other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 295
(Charged)/ credited to profit or loss		296
Exchange differences		(1)
Ending balance		¥ 295